CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Warrants (Details) - USD ($)		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 01, 2021
Class of Warrant or Right [Line Items]
Warrants exercisable term		9 years 7 months 13 days
Issuance of common stock through exercise of warrants		$ 992
Private Placement
Class of Warrant or Right [Line Items]
Warrants exercisable term			4 years 10 months 13 days	5 years 6 months
Warrants to purchase shares of common stock				1,312,500
Exercise price of warrant			$ 12.06	$ 13.00
Warrants other than Underwriter Warrants
Class of Warrant or Right [Line Items]
Warrants exercisable term			9 years 4 months 17 days
Warrants to purchase shares of common stock	12,500	17,889
Exercise price of warrant	$ 8.00		$ 12.06
Issuance of common stock through exercise of warrants (in shares)		17,889
Issuance of common stock through exercise of warrants		$ 992
Warrant to purchase common stock shares issued	12,500